Average Annual Total Returns (Vanguard Total International Bond Index Fund)	12 Months Ended
Oct. 31, 2014
Vanguard Total International Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.82%
Since Inception	5.42%
Inception Date	May 31, 2013
Vanguard Total International Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.83%
Since Inception	5.36%
Inception Date	May 31, 2013
Vanguard Total International Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.91%
Since Inception	5.50%
Inception Date	May 31, 2013
Vanguard Total International Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.83%
Since Inception	5.40%
Inception Date	May 31, 2013
Return After Taxes on Distributions | Vanguard Total International Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.08%
Since Inception	4.71%
Return After Taxes on Distributions | Vanguard Total International Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.14%
Since Inception	4.77%
Return After Taxes on Distributions | Vanguard Total International Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.09%
Since Inception	4.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.98%
Since Inception	3.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.03%
Since Inception	3.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.98%
Since Inception	3.80%
Based on Market Value | Vanguard Total International Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.76%
Since Inception	5.58%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) | Vanguard Total International Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.14%
Since Inception	5.75%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) | Vanguard Total International Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.14%
Since Inception	5.75%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) | Vanguard Total International Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.14%
Since Inception	5.75%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) | Vanguard Total International Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.14%
Since Inception	5.75%